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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ____________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    Hochschild Mining plc

Address: Calle La Colonia 180
         Urb. El Vivero, Santiago de Surco
         Lima, Peru


Form 13F File Number: 28-14103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jose A. Palma

Title:   Vice President and General Counsel

Phone:   51-1-317-2026


Signature, Place, and Date of Signing:

  /s/  Jose A. Palma              Lima, Peru               August 7, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $380,152
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                 -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                VOTING AUTHORITY
                         TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER            CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGER     SOLE    SHARED NONE
--------------           -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Gold Resource Corp.        COM    38068T105 $380,152 14,626,874 SH          SOLE             14,626,874   0     0


[Repeat as Necessary]

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